Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Capital stock	Capital stock Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Shareholders’ equity	Non-controlling interests
Number of common shares, beginning of period (in shares) at Dec. 31, 2017			83,770,254
Balance, beginning of period at Dec. 31, 2017	$ 1,745,111	$ 480,331		$ 2,124	$ 1,088,150	$ (69,841)	$ 1,500,764	$ 244,347
Net income	657,984				568,982		568,982	89,002
Other comprehensive loss	(12,015)				548	(12,563)	(12,015)
Compensation expense recorded for stock options	362			362			362
Issue of shares on exercise of stock options (in shares)			83,114
Issue of shares on exercise of stock options	3,210	3,210					3,210
Reclassification of grant-date fair value on exercise of stock options	0	889		(889)
Payments for shares repurchased (in shares)			(6,590,095)
Payment for shares repurchased	(444,414)	(37,886)			(406,528)		(444,414)
Dividend payments to Methanex Corporation shareholders	(105,676)				(105,676)		(105,676)
Distributions made and accrued to non-controlling interests	(36,721)							(36,721)
Equity contributions by non-controlling interests	0							0
Number of common shares, end of period (in shares) at Dec. 31, 2018			77,263,273
Balance, end of period at Dec. 31, 2018	1,807,841	446,544		1,597	1,145,476	(82,404)	1,511,213	296,628
Net income	116,366				87,767		87,767	28,599
Other comprehensive loss	(72,399)				(4,414)	(67,985)	(72,399)
Compensation expense recorded for stock options	212			212			212
Issue of shares on exercise of stock options (in shares)			2,700
Issue of shares on exercise of stock options	86	86					86
Reclassification of grant-date fair value on exercise of stock options	0	26		(26)
Payments for shares repurchased (in shares)			(1,069,893)
Payment for shares repurchased	(52,805)	(6,184)			(46,621)		(52,805)
Dividend payments to Methanex Corporation shareholders	(107,876)				(107,876)		(107,876)
Distributions made and accrued to non-controlling interests	(20,978)							(20,978)
Equity contributions by non-controlling interests	(2,219)							(2,219)
Number of common shares, end of period (in shares) at Dec. 31, 2019			76,196,080
Balance, end of period at Dec. 31, 2019	$ 1,630,360	$ 440,472		$ 1,783	$ 1,039,819	$ (150,389)	$ 1,331,685	$ 298,675